Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [abstract]
Carrying amounts and movements of right-of-use assets
	Right-of-use assets
	Buildings	Electric utility plant in service	Trans- portation facilities	Land use rights	Others	Total

As at 1 January 2019	320,591	1,387,258	826	11,810,054	339,501	13,858,230
Reclassification	(265,167)	-	229,292	375,376	(339,501)	-
Additions	109,321	2,643,363	-	1,270,033	477,353	4,500,070
Depreciation charge	(21,983)	(233,218)	(16,967)	(496,464)	(12,986)	(781,618)
Disposals/write-off	-	-	-	(431,813)	-	(431,813)
Currency translation differences	552	3,090	(6,730)	26,291	-	23,203
As at 31 December 2019	143,314	3,800,493	206,421	12,553,477	464,367	17,168,072

Carrying amounts and movements of lease liabilities
As at 31 December
2019

Carrying amount at 1 January	2,216,792
New leases	2,835,993
Accretion of interest recognised during the year	171,573
Currency translation difference	(23,673)
Payments	(488,015)

Carrying amount at 31 December	4,712,670

Analysed into:
Current portion	432,745
Non-current portion	4,279,925

Maturity analysis of lease liabilities
31 December
2019

Within 1 year	432,745
After 1 year but within 2 years	1,323,826
After 2 years but within 3 years	332,986
After 3 years	2,623,113

Total	4,712,670

Leases recognized in profit or loss
As at 31 December
2019

Interest on lease liabilities	171,573
Depreciation charge of right-of-use assets	734,827
Expense relating to short-term leases and other leases with remaining lease terms ended on or before 31 December 2019	231,651
Expense relating to leases of low-value assets	2,488

Total amount recognised in profit or loss	1,140,539

Maturity analysis of finance lease receivables
31 December
2019

Within 1 year	2,172,707
After 1 year but within 2 years	2,156,047
After 2 years but within 3 years	2,146,481
After 3 years but within 4 years	2,132,394
After 4 years but within 5 years	2,163,914
After 5 years	21,184,829

Total undiscounted finance lease payments	31,956,372
Unearned finance income	(20,949,750)
Allowance for ECL	(3,086)

Total finance lease receivables as at 31 December 2019	11,003,536

Maturity analysis of operating lease payments
31 December
2019

Within 1 year	28,143
After 1 year but within 2 years	27,867
After 2 years but within 3 years	27,695
After 3 years but within 4 years	27,617
After 4 years but within 5 years	27,645
After 5 years	16,974

Total	155,941